STOCK OPTIONS (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 10, 2021	Jul. 29, 2020	Jan. 11, 2016	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 27, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted				13,750,000	2,545,083	13,750,000	2,545,083	2,545,083	1,129,836
Ordinary shares available for future issuance				2,338,838		2,338,838		2,338,838
Share price				$ 0.04		$ 0.04		$ 0.075		$ 5,385
Aggregate intrinsic value for the options outstanding				$ 0		$ 0		$ 82,000
Aggregate intrinsic value for the options exercisable								$ 54,000
Weighted average remaining contractual life						4 years 8 months 12 days		4 years 6 months 29 days
Stock-based compensation expense						$ 633,000	$ 2,334,000	$ 2,612,000	$ 1,254,000
Share-based Payment Arrangement, Expense						558,000
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense						350,000		349,000	100,000
Employees Directors and Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense								2,612,000	1,253,000
Employees Directors and Non Employees [Member] | Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense								2,556,000	$ 1,045,000
Two Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted		2,545,083
Two Officers [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 56,000				$ 59,000		$ 331,000
Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted	5,000,000
Chief Financial Officer [Member] | Deferred Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granting percentage	50.00%
2015 Israeli Share Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted			6,000,000